Schedule of Stock Options, Valuation Assumptions (Details) - $ / shares	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Dividend yields	0.00%	[1]	0.00%	[1]	0.00%	[2]	0.00%	[2]
Share price	$ 0.41		$ 0.53	[3]	$ 0.4
Expected volatility maximum	116.00%	[4]	114.29%	[4]	116.00%	[5]	142.57%	[5]
Expected volatility minimum	84.00%	[4]	95.37%	[4]	84.00%	[5]	82.77%	[5]
Risk free interest rate minimum	3.61%	[6]	3.61%	[6]	3.61%	[7]	0.18%	[7]
Risk free interest rate maximum	4.39%	[6]	4.00%	[6]	4.39%	[7]	4.00%	[7]
Minimum [Member]
Share price	$ 0.53	[3]			$ 0.53	[8]	$ 0.26	[8]
Expected life (in years)	1 year 6 months	[9]	5 years	[9]	1 year 6 months	[10]	1 year 6 months	[10]
Maximum [Member]
Share price	$ 0.64	[3]			$ 0.64	[8]	$ 0.53	[8]
Expected life (in years)	14 years 9 months 14 days	[9]	14 years 9 months 14 days	[9]	14 years 9 months 14 days	[10]	14 years 9 months 14 days	[10]

[1]	The Company used 0% as its expected dividend yield, based on historic policies and future plans.
[2]	The Group used 0% as its expected dividend yield, based on historic policies and future plans.
[3]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.
[4]	As the Company is at its early stage of operation, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.
[5]	As the Company is at its early stage of operation, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Group uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.
[6]	The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.
[7]	The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.
[8]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.
[9]	The expected life of the granted options was determined based on the estimated behavior of the grantees; since most of the grantees are executives, the Company assumed that the large majority of the options will be exercised prior to their expiration.
[10]	The expected life of the granted options was determined based on the estimated behavior of the grantees; since most of the grantees are executives, the Company assumed that the large majority of the options will be exercised prior to their expiration.